Restricted financial assets (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Financial assets pledged as collateral
Financial assets at fair value held for trading		$ 56,415	$ 43,292
of which: assets pledged as collateral which may be sold or repledged by counterparties		41,285	32,121
Loans and advances to customers	[1]	18,399	18,804
Financial assets at fair value not held for trading		188	0
Debt securities classified as Other financial assets measured at amortized cost		1,212	0
of which: assets pledged as collateral that may be sold or repledged by counterparties		1,212	0
Total financial assets pledged as collateral	[2]	76,215	62,096
Other restricted financial assets
Loans and advances to banks		3,131	5,140
Financial assets at fair value held for trading		242	3,589
Cash collateral receivables on derivative instruments		2,986	3,205
Loans and advances to customers		620	935
Financial assets at fair value not held for trading		29,676	23,514
Financial assets measured at fair value through other comprehensive income		176	171
Other		379	203
Total other restricted financial assets		37,210	36,758
Total financial assets pledged and other restricted financial assets		113,425	98,854
Pledged mortgage loans that could be withdrawn or used		6,300	3,200
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes		600	300
UBS AG
Financial assets pledged as collateral
Financial assets at fair value held for trading		56,548	43,292
of which: assets pledged as collateral which may be sold or repledged by counterparties		41,285	32,121
Loans and advances to customers	[3]	18,399	18,804
Financial assets at fair value not held for trading		188	0
Debt securities classified as Other financial assets measured at amortized cost		1,212	0
of which: assets pledged as collateral that may be sold or repledged by counterparties		1,212	0
Total financial assets pledged as collateral	[4]	76,347	62,096
Other restricted financial assets
Loans and advances to banks		2,353	5,140
Financial assets at fair value held for trading		242	1,054
Cash collateral receivables on derivative instruments		2,986	3,205
Loans and advances to customers		620	935
Financial assets at fair value not held for trading		29,368	23,212
Financial assets measured at fair value through other comprehensive income		176	171
Other		382	203
Total other restricted financial assets		36,126	33,920
Total financial assets pledged and other restricted financial assets		112,474	96,016
Pledged mortgage loans that could be withdrawn or used		6,300	3,200
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes		$ 600	$ 300

[1]
All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 6.3 billion for 31 December 2019 (31 December 2018: approximately USD 3.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements

[2]
Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2019: USD 0.6 billion; 31 December 2018: USD 0.3 billion).

[3]
All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 6.3 billion for 31 December 2019 (31 December 2018: approximately USD 3.2 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements

[4]
Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2019: USD 0.6 billion; 31 December 2018: USD 0.3 billion).